Equity - Issuance and Conversion of Warrants, Narrative (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 19, 2014
Class of Warrant or Right [Line Items]
Common shares issued in connection with the conversion of warrants (in shares)	800	2,100
Number of warrants converted (in shares)	4,200	15,200
Impact due to conversion of warrants	$ 0	$ (4)
Warrants terminated (in shares)	6,300
Payment for termination of warrants	$ 174,627	0	$ 0
Termination of warrants	174,626
Cash payment for fractional shares		4
Treasury Shares
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants	$ 30,272	$ 68,761
Conversion of warrants (in shares)	807	2,056
Additional Paid-In Capital
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants	$ (7,547)	$ (31,067)
Termination of warrants	30,289
Retained Earnings
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants	(22,725)	$ (37,698)
Termination of warrants	$ 144,337
2019 Notes | Cash Convertible Notes
Class of Warrant or Right [Line Items]
Number of warrants converted (in shares)				15,200